Quarterly Report
May 31, 2025
MFS®  New Discovery Fund
NDF-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.6%
Aerospace & Defense – 4.1%
Amentum Holdings, Inc. (a)	4,875	$100,714
CACI International, Inc., “A” (a)	63,123	27,016,644
Karman Holdings, Inc. (a)	257,742	11,046,822
KBR, Inc.	331,657	17,309,179
Mirion Technologies, Inc. (a)	625,471	11,946,496
Standard Aero, Inc. (a)	511,687	15,007,780
		$82,427,635
Apparel Manufacturers – 0.7%
Columbia Sportswear Co.	217,750	$13,888,095
Automotive – 3.4%
ACV Auctions, Inc. (a)	1,425,066	$23,342,581
Modine Manufacturing Co. (a)	219,580	19,937,864
Visteon Corp. (a)	278,527	23,514,642
		$66,795,087
Biotechnology – 3.2%
ABSCI Corp. (a)(l)	1,497,169	$3,967,498
Adaptive Biotechnologies Corp. (a)	967,435	9,209,981
Blueprint Medicines Corp. (a)	194,742	19,737,102
CG Oncology, Inc. (a)	171,101	4,383,607
Exact Sciences Corp. (a)	268,478	15,109,942
Immunocore Holdings PLC, ADR (a)	304,295	11,137,197
		$63,545,327
Brokerage & Asset Managers – 5.0%
GCM Grosvenor, Inc., “A”	1,367,850	$17,248,588
P10, Inc.	853,310	9,266,947
PJT Partners, Inc.	120,154	18,102,402
StepStone Group, Inc.	561,990	32,511,121
WisdomTree Investments, Inc.	2,441,898	23,051,517
		$100,180,575
Business Services – 2.8%
ExlService Holdings, Inc. (a)	476,930	$21,934,011
Remitly Global, Inc. (a)	485,342	10,366,905
TriNet Group, Inc.	183,930	15,304,815
UL Solutions, Inc.	115,695	8,272,193
		$55,877,924
Chemicals – 0.7%
BioLife Solutions, Inc. (a)	626,221	$13,701,715
Computer Software – 10.7%
Alkami Technology, Inc. (a)	927,606	$26,566,636
CCC Intelligent Holdings, Inc. (a)	2,917,191	25,612,937
Elastic N.V. (a)	244,722	19,790,668
Guidewire Software, Inc. (a)	77,533	16,671,146
JFrog Ltd. (a)	724,792	31,122,569
Kinaxis, Inc. (a)	140,376	19,990,295
OneStream, Inc. (a)	720,601	20,220,064
Pegasystems, Inc.	275,843	27,073,990
SentinelOne, Inc., “A” (a)	1,010,501	17,794,923
ServiceTitan, Inc., “A” (a)(l)	82,369	9,115,777
		$213,959,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.2%
Q2 Holdings, Inc. (a)	281,024	$24,595,220
Construction – 5.6%
AZEK Co., Inc. (a)	204,692	$10,134,301
Independence Realty Trust, Inc., REIT	1,297,221	24,115,338
James Hardie Industries PLC (a)(l)	604,647	14,088,275
Knife River Corp. (a)	373,115	35,110,122
QXO, Inc.	410,492	6,978,364
QXO, Inc. (PIPE) (a)	1,260,033	21,420,561
		$111,846,961
Consumer Products – 1.4%
e.l.f. Beauty, Inc. (a)	149,386	$16,804,431
ODDITY Tech Ltd. (a)	159,695	11,886,099
		$28,690,530
Containers – 1.1%
AptarGroup Inc.	141,112	$22,352,141
Electrical Equipment – 2.9%
Littlefuse, Inc.	92,409	$18,949,390
nVent Electric PLC	591,654	38,930,833
		$57,880,223
Electronics – 3.7%
Advanced Energy Industries, Inc.	231,383	$26,558,141
Allegro MicroSystems, Inc. (a)	398,210	10,094,623
Formfactor, Inc. (a)	709,526	21,179,351
Onto Innovation, Inc. (a)	171,251	15,744,817
		$73,576,932
Energy - Independent – 2.3%
Antero Resources Corp. (a)	301,312	$11,284,134
Matador Resources Co.	270,388	11,629,388
Permian Resources Corp.	898,141	11,325,558
Viper Energy, Inc.	282,118	11,197,264
		$45,436,344
Energy - Renewables – 0.4%
Bloom Energy Corp. (a)	464,516	$8,579,611
Engineering - Construction – 1.8%
Jacobs Solutions, Inc.	80,132	$10,120,672
TopBuild Corp. (a)	93,499	26,449,932
		$36,570,604
Gaming & Lodging – 2.5%
Genius Sports Ltd. (a)	3,513,331	$33,692,844
Sportradar Group AG (a)	682,025	16,307,218
		$50,000,062
General Merchandise – 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	168,028	$18,726,721
Internet – 0.3%
Etoro Group Ltd. (a)	113,826	$6,738,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.4%
Brunswick Corp.	305,660	$15,472,509
Corsair Gaming, Inc. (a)	1,363,977	11,989,358
		$27,461,867
Machinery & Tools – 5.8%
Albany International Corp.	181,484	$11,990,648
Crane Co.	214,473	36,760,672
Flowserve Corp.	694,459	34,660,449
RB Global, Inc.	313,188	32,978,696
		$116,390,465
Medical & Health Technology & Services – 4.1%
Certara, Inc. (a)	1,085,609	$12,332,518
GeneDX Holdings Corp. (a)	139,071	9,904,637
Guardant Health, Inc. (a)	206,759	8,398,551
HealthEquity, Inc. (a)	198,725	19,993,722
Schrodinger, Inc. (a)	1,119,750	24,208,995
Tempus AI, Inc. (a)(l)	117,179	6,465,937
		$81,304,360
Medical Equipment – 10.6%
Align Technology, Inc. (a)	111,853	$20,238,682
Bio-Techne Corp.	519,015	25,120,326
Ceribell, Inc. (a)	376,698	6,332,293
Fractyl Health, Inc. (a)(l)	639,147	1,214,379
Gerresheimer AG	187,914	13,516,798
Globus Medical, Inc. (a)	545,313	32,271,623
iRhythm Technologies, Inc. (a)	57,282	8,048,121
Lantheus Holdings, Inc. (a)	202,567	15,305,963
Masimo Corp. (a)	91,575	14,880,937
Metsera, Inc. (a)(l)	171,681	4,587,316
Outset Medical, Inc. (a)	430,594	7,565,537
PROCEPT BioRobotics Corp. (a)	138,369	8,025,402
QIAGEN N.V.	687,391	31,021,956
UFP Technologies, Inc. (a)	101,803	23,842,263
		$211,971,596
Oil Services – 0.9%
TechnipFMC PLC	600,043	$18,691,339
Pharmaceuticals – 7.4%
Amicus Therapeutics, Inc. (a)	2,443,065	$14,829,405
Annexon, Inc. (a)	668,226	1,363,181
Ascendis Pharma, ADR (a)	109,771	17,875,110
Collegium Pharmaceutical, Inc. (a)	538,945	15,704,857
Cytokinetics, Inc. (a)	234,124	7,262,526
Harmony Biosciences Holdings (a)	437,271	15,085,850
Ionis Pharmaceuticals, Inc. (a)	351,794	11,788,617
Kymera Therapeutics, Inc. (a)	305,374	9,051,285
Legend Biotech Corp., ADR (a)	275,333	7,970,890
Ligand Pharmaceuticals, Inc. (a)	210,832	21,544,922
Neurocrine Biosciences, Inc. (a)	116,640	14,349,053
Ultragenyx Pharmaceutical, Inc. (a)	317,856	10,816,640
		$147,642,336
Pollution Control – 1.1%
GFL Environmental, Inc.	422,148	$21,288,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	1,448,634	$16,021,892
Real Estate - Storage – 2.1%
STAG Industrial, Inc., REIT	405,267	$14,419,400
Terreno Realty Corp., REIT	494,129	27,878,758
		$42,298,158
Restaurants – 4.4%
Chefs' Warehouse, Inc. (a)	304,718	$19,434,914
U.S. Foods Holding Corp. (a)	447,073	35,372,416
Wingstop, Inc.	95,688	32,696,589
		$87,503,919
Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	229,494	$7,068,415
Trucking – 1.8%
Knight-Swift Transportation Holdings, Inc.	409,211	$18,136,231
XPO, Inc. (a)	146,513	16,677,575
		$34,813,806
Total Common Stocks		$1,907,826,288
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/27) (a)	$ 2.565	11/23/22	627,544	$0

Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	68,957,248	$68,957,249
Collateral for Securities Loaned – 1.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	34,237,275	$34,237,275

Other Assets, Less Liabilities – (0.7)%		(14,908,554)
Net Assets – 100.0%		$1,996,112,258
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $68,957,249 and $1,942,063,563, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,647,912,926	$21,420,561	$—	$1,669,333,487
Canada	74,257,915	—	—	74,257,915
United Kingdom	44,830,041	—	—	44,830,041
Germany	44,538,754	—	—	44,538,754
Israel	18,624,598	—	—	18,624,598
Denmark	17,875,110	—	—	17,875,110
Switzerland	16,307,218	—	—	16,307,218
Australia	14,088,275	—	—	14,088,275
China	7,970,890	—	—	7,970,890
Investment Companies	103,194,524	—	—	103,194,524
Total	$1,989,600,251	$21,420,561	$—	$2,011,020,812
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,609,649	$528,611,049	$533,232,337	$(8,077)	$(23,035)	$68,957,249
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,476,257	$—